T. ROWE PRICE Total Return Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.7%
Car Loan  4.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 141 143
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 141 143
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 171 173
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 171 172
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 438
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 121
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 245 247
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 140 141
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 410 421
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.648%, 12/26/31 (1) 212 213
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122 123
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,601
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 490

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 526
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,238
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 220
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 234
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 992
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 516
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 429 425
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,186
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 334
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 882
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 356
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 459
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 556 559
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 255 258
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 138

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  31 31
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  225 226
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  805 808
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  230 232
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  475 479
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 404
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 334
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 293
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 158
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 260
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,568
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 302 306
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 707 713
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 903 908
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 86

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 131
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 67 67
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 35 36
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 836 844
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 229 232
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 276 279
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 260 261
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 412 410
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,490
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 240 242
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 192 194
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 71 72
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,060
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 97

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 76 77
27,399
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 598
598
Other Asset-Backed Securities  9.0%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 560 563
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 590 594
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,513
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 853
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 6.194%, 10/22/34 (1) 525 525
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 418
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.952%, 7/17/35 (1) 915 915
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.959%, 1/18/35 (1) 1,330 1,331
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.735%, 5/17/31 (1) 660 660
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.222%, 1/17/33 (1) 635 635
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/34 (1) 250 249
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.118%, 4/15/30 (1) 1,085 1,086

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2013-4A, Class DR2, CLO, FRN
3M TSFR + 1.90%, 6.214%, 4/27/31 (1) 920 921
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.625%, 10/21/31 (1) 735 721
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 271
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,044
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.555%, 10/20/31 (1) 496 496
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,252
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 178
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 212
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 217
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 1/15/38 (1) 1,100 1,102
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 179 185
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 240 248
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 748
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,399

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,175 1,229
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 210 217
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 1,462 1,647
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,711 1,706
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,484 1,501
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,915 1,839
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 487 505
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 25 25
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 579 576
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,751 1,729
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 322
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 147
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,198
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 142
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 359

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.066%, 5/6/30 (1) 228 229
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.466%, 5/6/30 (1) 1,830 1,835
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 947 914
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 1,370 1,370
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.818%, 1/15/36 (1) 1,775 1,781
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.375%, 10/20/29 (1) 725 725
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.487%, 4/20/32 (1) 2,500 2,506
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 54 53
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 567 574
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 435 434
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 556 557
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.025%, 11/26/37 (1) 705 710
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.882%, 1/22/38 (1) 1,655 1,669
Octagon Investment Partners 47
Series 2020-1A, Class BR2, CLO, FRN
3M TSFR + 1.70%, 6.032%, 1/22/38 (1) 1,690 1,693
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 22 22

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 102
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 181 183
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 6.08%, 7/30/37 (1) 1,495 1,495
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 55 55
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 750 730
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 737
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 865 888
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.875%, 7/20/34 (1) 1,190 1,192
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 377 391
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.518%, 4/25/37 (1) 950 953
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 250 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 890 891
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/15/31 (1) 965 967
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,390 (2)(3) 1,390 1,390
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 133 134

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 883
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 171 174
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 504 504
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.118%, 10/15/31 (1) 410 411
59,981
Student Loan  0.5%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 846
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 539
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 343
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,172
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 22 22
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 214 202
3,124
Total Asset-Backed Securities
(Cost $90,669) 91,102
BANK LOANS  7.2% (4)
FINANCIAL INSTITUTIONS  1.5%
Brokerage Asset Managers Exchanges  0.2%
HighTower Holding, FRN
3M TSFR + 2.75%, 7.071%, 2/3/32  775 773
Jane Street Group, FRN
3M TSFR + 2.00%, 6.199%, 12/15/31  322 321
Osaic Holdings, FRN
1M TSFR + 3.00%, 7.316%, 7/30/32  155 155

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
RFS OPCO, FRN
3M TSFR + 4.75%, 4/4/31 (3)(5) 115 115
RFS OPCO, FRN
3M TSFR + 4.75%, 9.046%, 4/4/31 (3) 203 202
RFS OPCO, FRN
3M TSFR + 4.75%, 9.06%, 4/4/31 (3) 100 99
1,665
Insurance  1.3%
Acrisure, FRN
1M TSFR + 3.25%, 7.566%, 6/5/32  265 265
Alera Group, FRN
1M TSFR + 3.25%, 7.566%, 5/30/32  175 176
Alera Group, FRN
1M TSFR + 5.50%, 9.816%, 5/30/33  980 1,014
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.823%, 9/19/31  982 979
Asurion, FRN
1M TSFR + 4.25%, 8.566%, 9/19/30  175 173
Asurion, FRN
1M TSFR + 4.25%, 8.666%, 8/19/28  190 190
Asurion, FRN
1M TSFR + 5.25%, 9.68%, 1/31/28  774 752
Asurion, FRN
1M TSFR + 5.25%, 9.68%, 1/20/29 (6) 693 657
CRC Insurance Group, FRN
3M TSFR + 2.75%, 7.046%, 5/6/31  330 330
CRC Insurance Group, FRN
3M TSFR + 4.75%, 9.046%, 5/6/32  650 663
HUB International, FRN
3M TSFR + 2.25%, 6.575%, 6/20/30  1,206 1,208
Jones Deslauriers Insurance Management, FRN
3M TSFR + 2.75%, 7.058%, 3/15/30  635 631
OneDigital Borrower, FRN
1M TSFR + 3.00%, 7/2/31 (6) 515 514
OneDigital Borrower, FRN
1M TSFR + 5.25%, 9.566%, 7/2/32  819 826
8,378
Total Financial Institutions 10,043
INDUSTRIAL  5.3%
Basic Industry  0.1%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 7.066%, 8/18/30  337 337
Qnity Electronics, FRN
1M TSFR + 2.00%, 8/12/32 (6) 130 130

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vibrantz Technologies, FRN
3M TSFR + 4.25%, 8.728%, 4/23/29  161 127
594
Capital Goods  0.9%
Charter Next Generation, FRN
1M TSFR + 2.75%, 6.925%, 11/29/30  989 992
CPM Holdings, FRN
1M TSFR + 4.50%, 8.78%, 9/28/28  199 195
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.557%, 5/21/29  920 920
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 11.057%, 5/21/29  720 720
Filtration Group, FRN
1M TSFR + 2.75%, 7.066%, 10/21/28  789 792
LTI Holdings, FRN
1M TSFR + 4.25%, 8.566%, 7/29/29  494 495
Madison Safety & Flow, FRN
1M TSFR + 2.75%, 7.066%, 9/26/31  188 189
MITER Brands Acquisition Holdco, FRN
1M TSFR + 2.75%, 7.066%, 3/28/31  232 233
Pro Mach Group, FRN
1M TSFR + 2.75%, 7.066%, 8/31/28  199 199
Quikrete Holdings, FRN
1M TSFR + 2.25%, 6.566%, 1/30/32  332 331
TK Elevator U.S. Newco, FRN
6M TSFR + 3.00%, 7.197%, 4/30/30  642 644
TransDigm, FRN
1M TSFR + 2.50%, 6.853%, 8/19/32  290 290
WEC U.S. Holdings, FRN
1M TSFR + 2.25%, 6.53%, 1/27/31  188 188
6,188
Communications  0.7%
BCPE Pequod Buyer, FRN
1M TSFR + 3.00%, 7.316%, 11/25/31  319 319
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 8.43%, 8/21/28  546 546
CMG Media, FRN
3M TSFR + 3.50%, 7.896%, 6/18/29  392 377
Connect Finco, FRN
1M TSFR + 4.50%, 8.816%, 9/27/29  202 199
CSC Holdings, FRN
1M TSFR + 4.50%, 8.65%, 1/18/28  476 474
CSC Holdings, FRN
3M TSFR + 1.50%, 9.00%, 4/15/27  546 534
Directv Financing, FRN
1M TSFR + 5.50%, 2/18/31 (6) 20 19

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
E.W. Scripps, FRN
1M TSFR + 3.35%, 7.615%, 11/30/29  294 283
E.W. Scripps, FRN
1M TSFR + 5.75%, 10.015%, 6/30/28  196 196
Level 3 Financing, FRN
1M TSFR + 4.25%, 8.566%, 3/29/32  800 803
Lumen Technologies, FRN
1M TSFR + 6.00%, 10.316%, 6/1/28  130 132
Radiate Holdco, FRN
1M TSFR + 3.50%, 9.43%, 9/25/29 (1.50% PIK and 1M TSFR +
3.50% Cash) (7) 307 250
Sinclair Television Group, FRN
3M TSFR + 3.30%, 7.87%, 12/31/29  140 126
Townsquare Media, FRN
3M TSFR + 5.00%, 9.195%, 2/19/30 (3) 328 292
Viasat, FRN
1M TSFR + 4.50%, 8.93%, 3/2/29  204 202
4,752
Consumer Cyclical  0.5%
Autokiniton U.S. Holdings, FRN
1M TSFR + 4.00%, 4/6/28 (6) 25 24
Boots Group Finco, FRN
3M TSFR + 3.50%, 7/17/32 (6) 90 90
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.566%, 2/6/31  248 248
Clarios Global, FRN
1M TSFR + 2.75%, 7.066%, 1/28/32  465 465
Delta 2, FRN
3M TSFR + 2.00%, 6.294%, 9/10/31  200 200
EG America, FRN
3M TSFR + 3.50%, 7.699%, 2/7/28  348 350
EOC Borrower, FRN
1M TSFR + 3.00%, 7.316%, 3/24/32  270 270
IRB Holding, FRN
1M TSFR + 2.50%, 6.816%, 12/15/27  247 247
Loire Finco Luxembourg, FRN
3M TSFR + 4.00%, 8.308%, 1/21/30  349 351
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 8.546%, 8/1/30  457 441
PetSmart, FRN
1M TSFR + 4.00%, 8.36%, 8/18/32  60 59
UFC Holdings, FRN
3M TSFR + 2.25%, 6.465%, 11/21/31  249 249
Wand NewCo 3, FRN
1M TSFR + 2.50%, 6.816%, 1/30/31  308 308
3,302

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical  0.6%
1261229 B.C., FRN
1M TSFR + 6.25%, 10.566%, 10/8/30  535 527
Bausch + Lomb, FRN
1M TSFR + 4.25%, 8.566%, 1/15/31  782 783
LifePoint Health, FRN
3M TSFR + 3.75%, 8.068%, 5/17/31  594 589
Medline Borrower, FRN
1M TSFR + 2.00%, 6.316%, 10/21/28  195 195
Medline Borrower, FRN
1M TSFR + 2.00%, 6.316%, 10/23/30  395 395
Opal U.S., FRN
6M TSFR + 3.25%, 7.435%, 4/28/32  780 784
Paradigm Parent, FRN
3M TSFR + 4.50%, 8.822%, 4/16/32  225 201
Phoenix Newco, FRN
1M TSFR + 2.50%, 6.816%, 11/15/28  275 275
3,749
Energy  0.3%
Brazos Delaware II, FRN
1M TSFR + 3.00%, 7.357%, 2/11/30  282 282
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.15%, 2/11/30  1,614 1,614
Prairie Acquiror, FRN
1M TSFR + 3.75%, 8.066%, 8/1/29  277 279
2,175
Industrial Other  0.0%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 7.215%, 5/1/31  349 349
349
Technology  2.1%
Applied Systems, FRN
3M TSFR + 2.25%, 6.446%, 2/24/31  753 751
Applied Systems, FRN
3M TSFR + 4.50%, 8.796%, 2/23/32  1,261 1,290
Ascend Learning, FRN
1M TSFR + 3.00%, 7.316%, 12/11/28  252 251
Ascend Learning, FRN
1M TSFR + 5.75%, 10.166%, 12/10/29  396 395
AthenaHealth Group, FRN
1M TSFR + 2.75%, 7.066%, 2/15/29  406 406
Avalara, FRN
3M TSFR + 3.25%, 7.546%, 3/26/32  475 478
Cloud Software Group, FRN
3M TSFR + 3.25%, 7.483%, 3/21/31  278 278

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cloud Software Group, FRN
3M TSFR + 3.25%, 7.483%, 8/13/32  490 491
Delta Topco, FRN
3M TSFR + 5.25%, 9.421%, 11/29/30  524 523
Disco Parent, FRN
3M TSFR + 3.25%, 7.484%, 8/1/32 (3) 205 206
Ellucian Holdings, FRN
1M TSFR + 2.75%, 7.066%, 10/9/29  342 342
Ellucian Holdings, FRN
1M TSFR + 4.75%, 9.066%, 11/22/32  1,098 1,128
Epicor Software, FRN
1M TSFR + 2.50%, 6.816%, 5/30/31  1,006 1,008
Icon Parent, FRN
1M TSFR + 2.75%, 7.09%, 11/13/31  279 279
Icon Parent, FRN
6M TSFR + 5.00%, 9.205%, 11/12/32  465 470
Kaseya, FRN
1M TSFR + 3.25%, 7.566%, 3/20/32  354 355
Kaseya, FRN
1M TSFR + 5.00%, 9.316%, 3/20/33  947 948
McAfee, FRN
1M TSFR + 3.00%, 7.223%, 3/1/29  308 293
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 9.429%, 4/11/29 (6) 402 390
Nielsen Holdings, FRN
3M TSFR + 9.75%, 14.179%, 10/11/29 (8) 201 198
Project Alpha Intermediate Holding, FRN
3M TSFR + 5.00%, 9.296%, 5/9/33  1,160 1,155
QualityTech, FRN
1M TSFR + 3.50%, 7.723%, 11/4/31 (3) 209 210
Sabre GLBL, FRN
1M TSFR + 6.00%, 10.416%, 11/15/29  178 170
Sandisk, FRN
1M TSFR + 3.00%, 7.341%, 2/20/32  529 528
UKG, FRN
3M TSFR + 2.50%, 6.81%, 2/10/31  1,093 1,092
X
FIXED + 9.50%, 9.50%, 10/26/29  310 305
13,940
Transportation  0.1%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 6.575%, 4/20/28  431 430
430
Total Industrial 35,479

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  0.4%
Electric  0.4%
Alpha Generation, FRN
1M TSFR + 2.00%, 6.316%, 9/30/31  194 193
Cogentrix Finance Holdco I, FRN
3M TSFR + 2.25%, 6.565%, 2/26/32  267 267
Cornerstone Generation, FRN
3M TSFR + 3.25%, 7.476%, 8/11/32  485 488
Edgewater Generation, FRN
1M TSFR + 3.00%, 7.316%, 8/1/30  468 468
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.733%, 5/17/30  557 558
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.733%, 12/13/31  358 359
Total Utility 2,333
Total Bank Loans
(Cost $47,653) 47,855
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (8) 1 1
Total Industrial 1
Total Common Stocks
(Cost $4) 1
CONVERTIBLE BONDS  0.1%
INDUSTRIAL  0.1%
Communications  0.1%
Cable One, Zero Coupon, 3/15/26  205 199
199
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  85 85
85
Total Industrial 284
Total Convertible Bonds
(Cost $282) 284

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS  0.1%
INDUSTRIAL  0.0%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  3 212
Total Industrial 212
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $500 (2)(3)(8) 21 500
Total Miscellaneous 500
Total Convertible Preferred Stocks
(Cost $644) 712
CORPORATE BONDS  18.2%
FINANCIAL INSTITUTIONS  5.2%
Banking  2.0%
Ally Financial, VR, 6.848%, 1/3/30 (9) 615 664
American Express, VR, 4.918%, 7/20/33 (9) 290 293
Bank of America, VR, 5.162%, 1/24/31 (9) 935 963
Bank of America, VR, 5.468%, 1/23/35 (9) 614 634
Bank of America, VR, 5.518%, 10/25/35 (9) 680 684
Barclays, VR, 5.367%, 2/25/31 (9) 625 645
Barclays, VR, 5.86%, 8/11/46 (9) 200 199
CaixaBank, VR, 4.885%, 7/3/31 (1)(9) 325 329
CaixaBank, VR, 5.581%, 7/3/36 (1)(9) 540 544
CaixaBank, VR, 6.037%, 6/15/35 (1)(9) 600 631
Citigroup, VR, 4.952%, 5/7/31 (9) 970 986
Citigroup, VR, 6.02%, 1/24/36 (9) 395 406
HSBC Holdings, VR, 5.13%, 3/3/31 (9) 260 266
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 160 163
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9) 235 238
Societe Generale, 7.367%, 1/10/53 (1) 600 629
Societe Generale, VR, 2.797%, 1/19/28 (1)(9) 1,030 1,003
Societe Generale, VR, 5.50%, 4/13/29 (1)(9) 995 1,016
Societe Generale, VR, 6.691%, 1/10/34 (1)(9) 435 471
U.S. Bancorp, VR, 4.967%, 7/22/33 (9) 181 180
UBS Group, VR, 2.746%, 2/11/33 (1)(9) 311 273
Wells Fargo, VR, 5.15%, 4/23/31 (9) 1,639 1,685
Wells Fargo, VR, 6.491%, 10/23/34 (9) 600 658
13,560

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Brokerage Asset Managers Exchanges  0.5%
Hightower Holding, 9.125%, 1/31/30 (1) 435 465
Jane Street Group, 6.125%, 11/1/32 (1) 310 310
Jane Street Group, 6.75%, 5/1/33 (1) 420 434
Jane Street Group, 7.125%, 4/30/31 (1) 358 373
LPL Holdings, 5.15%, 6/15/30  625 638
LPL Holdings, 5.65%, 3/15/35  190 192
LPL Holdings, 5.75%, 6/15/35  191 193
Osaic Holdings, 6.75%, 8/1/32 (1) 115 117
Osaic Holdings, 8.00%, 8/1/33 (1) 220 223
2,945
Finance Companies  0.5%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 175 176
Golub Capital Private Credit Fund, 5.875%, 5/1/30  1,027 1,040
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 400 397
Navient, 5.625%, 8/1/33  218 199
Navient, 7.875%, 6/15/32 (10) 244 256
Navient, 9.375%, 7/25/30  470 514
Navient, 11.50%, 3/15/31  360 408
OneMain Finance, 7.50%, 5/15/31  55 57
3,047
Financial Other  0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 640 668
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  655 730
HAT Holdings I, 3.75%, 9/15/30 (1) 1,125 1,025
HAT Holdings I, 8.00%, 6/15/27 (1) 227 235
Howard Hughes, 5.375%, 8/1/28 (1) 222 221
Kaisa Group Holdings, 11.25%, 4/9/22 (8)(11) 850 38
2,917
Insurance  1.4%
Acrisure, 8.50%, 6/15/29 (1) 215 226
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 322 333
Aspen Insurance Holdings, 5.75%, 7/1/30  305 317
Centene, 4.625%, 12/15/29  1,397 1,336
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 301 282
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 495 514
GA Global Funding Trust, 5.50%, 4/1/32 (1) 830 849
HUB International, 7.25%, 6/15/30 (1) 650 679
HUB International, 7.375%, 1/31/32 (1) 630 660
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 175 185
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 605 642
Molina Healthcare, 3.875%, 5/15/32 (1) 145 129
Molina Healthcare, 6.25%, 1/15/33 (1) 195 196

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 335 346
Reinsurance Group of America, 6.00%, 9/15/33  736 778
Reinsurance Group of America, VR, 6.65%, 9/15/55 (9) 390 397
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(9) 600 603
UnitedHealth Group, 5.30%, 6/15/35  315 321
UnitedHealth Group, 5.95%, 6/15/55  180 179
USI, 7.50%, 1/15/32 (1) 350 370
9,342
Real Estate Investment Trusts  0.4%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 153
Brixmor Operating Partnership, 5.20%, 4/1/32  145 148
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 1,010
MPT Operating Partnership, 8.50%, 2/15/32 (1) 245 257
Realty Income, 5.125%, 4/15/35  185 186
Service Properties Trust, 8.625%, 11/15/31 (1) 505 537
Service Properties Trust, 8.875%, 6/15/32  200 206
2,497
Total Financial Institutions 34,308
INDUSTRIAL  11.1%
Basic Industry  0.7%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 295 328
Carpenter Technology, 7.625%, 3/15/30  195 201
Celanese U.S. Holdings, 6.879%, 7/15/32  505 520
IMCD, 3.625%, 4/30/30 (EUR)  605 714
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 2,014
Steel Dynamics, 5.25%, 5/15/35  710 717
4,494
Capital Goods  0.8%
Amcor Flexibles North America, 5.10%, 3/17/30  300 307
Amrize Finance U.S., 4.70%, 4/7/28 (1) 245 248
Amrize Finance U.S., 4.95%, 4/7/30 (1) 285 290
Axon Enterprise, 6.125%, 3/15/30 (1) 210 215
Axon Enterprise, 6.25%, 3/15/33 (1) 300 309
Boeing, 3.75%, 2/1/50  204 145
Boeing, 6.858%, 5/1/54  1,320 1,449
Hexcel, 5.875%, 2/26/35  225 229
Quikrete Holdings, 6.375%, 3/1/32 (1) 335 344
Quikrete Holdings, 6.75%, 3/1/33 (1) 196 203
Regal Rexnord, 6.05%, 4/15/28  53 55
Regal Rexnord, 6.30%, 2/15/30  700 741
TransDigm, 6.25%, 1/31/34 (1)(10) 75 77
TransDigm, 6.75%, 1/31/34 (1) 185 191
TransDigm, 6.875%, 12/15/30 (1) 136 141

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
TransDigm, 7.125%, 12/1/31 (1) 460 479
5,423
Communications  2.1%
Altice France, 5.50%, 10/15/29 (1) 200 171
AppLovin, 5.375%, 12/1/31  220 226
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 320 321
CCO Holdings, 4.25%, 2/1/31 (1) 250 231
CCO Holdings, 4.50%, 6/1/33 (1) 355 316
CCO Holdings, 7.375%, 3/1/31 (1) 375 389
Cellnex Finance, 2.00%, 9/15/32 (EUR)  900 950
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 417
Charter Communications Operating, 3.90%, 6/1/52  305 202
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 115 116
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 199 187
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 95 97
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 205 199
CMG Media, 8.875%, 6/18/29 (1) 395 367
Connect Finco, 9.00%, 9/15/29 (1) 290 302
CSC Holdings, 5.50%, 4/15/27 (1) 230 221
CSC Holdings, 11.25%, 5/15/28 (1)(10) 200 199
CSC Holdings, 11.75%, 1/31/29 (1) 200 183
Directv Financing, 8.875%, 2/1/30 (1) 165 164
Directv Financing, 10.00%, 2/15/31 (1) 230 228
DISH DBS, 5.25%, 12/1/26 (1) 415 403
DISH DBS, 5.75%, 12/1/28 (1) 300 282
DISH DBS, 7.375%, 7/1/28  122 110
DISH Network, 11.75%, 11/15/27 (1) 80 84
E.W. Scripps, 9.875%, 8/15/30 (1) 320 300
EchoStar, 10.75%, 11/30/29  730 786
Gray Media, 9.625%, 7/15/32 (1) 330 331
Level 3 Financing, 4.50%, 4/1/30 (1) 155 139
Level 3 Financing, 6.875%, 6/30/33 (1) 160 161
Level 3 Financing, 7.00%, 3/31/34 (1) 460 461
Level 3 Financing, 10.75%, 12/15/30 (1) 138 156
NTT Finance, 5.171%, 7/16/32 (1) 225 230
NTT Finance, 5.502%, 7/16/35 (1) 370 379
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 90
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,835
Scripps Escrow II, 3.875%, 1/15/29 (1)(10) 130 115
Sirius XM Radio, 5.00%, 8/1/27 (1) 7 7
Stagwell Global, 5.625%, 8/15/29 (1) 205 197
Time Warner Cable, 6.55%, 5/1/37  91 94
Time Warner Cable, 6.75%, 6/15/39  212 219

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Univision Communications, 8.50%, 7/31/31 (1) 190 195
Univision Communications, 9.375%, 8/1/32 (1) 140 147
Veon Midco, 3.375%, 11/25/27  720 671
Viasat, 7.50%, 5/30/31 (1) 140 131
14,009
Consumer Cyclical  1.4%
Advance Auto Parts, 7.00%, 8/1/30 (1) 225 231
Advance Auto Parts, 7.375%, 8/1/33 (1) 225 231
Allied Universal Holdco, 7.875%, 2/15/31 (1) 324 340
Bath & Body Works, 6.625%, 10/1/30 (1) 105 108
Bath & Body Works, 6.75%, 7/1/36  160 163
Caesars Entertainment, 7.00%, 2/15/30 (1) 185 191
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(7) 266 300
CBRE Services, 4.80%, 6/15/30  315 320
Clarios Global, 6.75%, 2/15/30 (1) 210 217
EG Global Finance, 12.00%, 11/30/28 (1) 265 293
Flutter Treasury, 5.875%, 6/4/31 (1) 200 204
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 677
Ford Motor Credit, 5.918%, 3/20/28  725 736
GLP Capital, 5.25%, 2/15/33  645 639
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 206
Lowe's, 4.25%, 4/1/52  155 120
Lowe's, 5.625%, 4/15/53  105 100
Magna International, 5.875%, 6/1/35  90 94
Match Group Holdings II, 6.125%, 9/15/33 (1) 380 383
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $395 (2)(3)(8) 395 395
Nissan Motor, 7.50%, 7/17/30 (1) 285 298
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 105
PetSmart, 7.50%, 9/15/32 (1) 250 247
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 995 1,011
Rivian Holdings, 10.00%, 1/15/31 (1)(10) 685 646
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 380 390
Voyager Parent, 9.25%, 7/1/32 (1) 265 278
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 195
Yum! Brands, 5.375%, 4/1/32  110 110
9,228
Consumer Non-Cyclical  2.3%
1261229 B.C., 10.00%, 4/15/32 (1) 530 550
BAT Capital, 5.35%, 8/15/32  470 482
Bayer U.S. Finance, 6.25%, 1/21/29 (1)(10) 1,545 1,623
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 419
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 595 625
Bon Secours Mercy Health, 3.464%, 6/1/30  230 223

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CHS, 10.875%, 1/15/32 (1) 450 475
CommonSpirit Health, 2.782%, 10/1/30  56 52
Conagra Brands, 5.75%, 8/1/35 (10) 470 472
Constellation Brands, 4.80%, 5/1/30  105 107
CVS Health, 5.625%, 2/21/53  725 664
CVS Health, VR, 6.75%, 12/10/54 (9) 452 457
CVS Health, VR, 7.00%, 3/10/55 (9) 335 347
Health & Happiness International Holdings, 9.125%, 7/24/28  1,000 1,052
Icon Investments Six, 5.849%, 5/8/29  200 209
Icon Investments Six, 6.00%, 5/8/34  200 208
Imperial Brands Finance, 5.625%, 7/1/35 (1) 630 638
Imperial Brands Finance, 6.375%, 7/1/55 (1) 350 353
IQVIA, 6.25%, 2/1/29  410 431
LifePoint Health, 10.00%, 6/1/32 (1)(10) 468 482
LifePoint Health, 11.00%, 10/15/30 (1) 585 643
Mars, 5.20%, 3/1/35 (1) 630 635
Mars, 5.65%, 5/1/45 (1) 455 447
Medline Borrower, 6.25%, 4/1/29 (1) 225 231
Newell Brands, 8.50%, 6/1/28 (1) 167 176
Opal Bidco, 6.50%, 3/31/32 (1) 245 249
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%, 4/17/32 (1) 185 176
Solventum, 5.45%, 3/13/31  1,005 1,051
Solventum, 5.90%, 4/30/54 (10) 670 669
Star Parent, 9.00%, 10/1/30 (1) 196 208
Sutter Health, Series 2025, 5.213%, 8/15/32  150 155
Sutter Health, Series 2025, 5.537%, 8/15/35  460 478
Tenet Healthcare, 6.875%, 11/15/31  180 193
Wolfspeed, 12.875%, 6/23/30 (1)(8) 200 212
15,392
Energy  2.5%
Civitas Resources, 8.375%, 7/1/28 (1) 175 181
Civitas Resources, 9.625%, 6/15/33 (1) 425 448
Comstock Resources, 6.75%, 3/1/29 (1) 270 266
ConocoPhillips, 5.50%, 1/15/55  215 202
ConocoPhillips, 5.55%, 3/15/54  426 402
Continental Resources, 4.90%, 6/1/44 (10) 335 263
Coterra Energy, 5.40%, 2/15/35  225 225
Crescent Energy Finance, 7.375%, 1/15/33 (1) 457 445
Crescent Energy Finance, 7.625%, 4/1/32 (1) 190 189
Diamondback Energy, 5.40%, 4/18/34  653 659
Diamondback Energy, 5.75%, 4/18/54  728 678
Expand Energy, 4.75%, 2/1/32  295 286
Expand Energy, 5.375%, 2/1/29  685 687

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Expand Energy, 5.375%, 3/15/30  325 327
FS Luxembourg, 8.875%, 2/12/31 (1) 580 609
Harbour Energy, 6.327%, 4/1/35 (1) 790 799
Hilcorp Energy I, 7.25%, 2/15/35 (1) 190 186
Hilcorp Energy I, 8.375%, 11/1/33 (1) 524 547
Matador Resources, 6.25%, 4/15/33 (1) 185 186
MPLX, 5.00%, 1/15/33  385 382
MPLX, 6.20%, 9/15/55  300 290
National Fuel Gas, 5.50%, 3/15/30  359 371
NGL Energy Operating, 8.375%, 2/15/32 (1) 215 218
Occidental Petroleum, 6.05%, 10/1/54  1,070 995
Occidental Petroleum, 6.20%, 3/15/40  119 117
Occidental Petroleum, 8.875%, 7/15/30  715 822
Permian Resources Operating, 6.25%, 2/1/33 (1) 190 193
Permian Resources Operating, 9.875%, 7/15/31 (1) 139 151
Prairie Acquiror, 9.00%, 8/1/29 (1) 195 203
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 760 697
Range Resources, 4.75%, 2/15/30 (1) 215 210
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  150 151
Sunoco, 7.25%, 5/1/32 (1) 215 227
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 215 220
Targa Resources, 5.55%, 8/15/35  785 792
Transocean, 8.75%, 2/15/30 (1) 242 255
Transocean Aquila, 8.00%, 9/30/28 (1) 118 121
Venture Global LNG, 9.50%, 2/1/29 (1) 290 319
Venture Global LNG, VR, 9.00% (1)(9)(12) 650 644
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 405 421
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 310 324
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 180 197
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 475 529
Vital Energy, 9.75%, 10/15/30  195 202
16,636
Industrial Other  0.1%
Albion Financing 1, 7.00%, 5/21/30 (1) 200 207
Booz Allen Hamilton, 5.95%, 4/15/35 (10) 640 658
865
Technology  0.9%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (2)(3)(8) 700 693
AthenaHealth Group, 6.50%, 2/15/30 (1) 265 259
Cloud Software Group, 8.25%, 6/30/32 (1) 155 166
Cloud Software Group, 9.00%, 9/30/29 (1) 750 779
Dye & Durham, 8.625%, 4/15/29 (1) 110 115
Kaspi.KZ, 6.25%, 3/26/30 (1) 770 789

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Marvell Technology, 5.45%, 7/15/35 (10) 710 722
McAfee, 7.375%, 2/15/30 (1) 375 346
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 451 448
Sabre GLBL, 10.75%, 11/15/29 (1) 195 189
Sabre GLBL, 11.125%, 7/15/30 (1) 140 137
Synopsys, 5.70%, 4/1/55  595 584
UKG, 6.875%, 2/1/31 (1) 340 351
5,578
Transportation  0.3%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 1,152
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(10) 190 197
Heathrow Funding, 1.875%, 3/14/34 (EUR)  578 586
Heathrow Funding, 3.875%, 1/16/36 (EUR)  120 139
2,074
Total Industrial 73,699
UTILITY  1.9%
Electric  1.6%
AES, 5.80%, 3/15/32  1,015 1,046
AES Andes, 6.25%, 3/14/32 (1) 650 674
Alpha Generation, 6.75%, 10/15/32 (1) 290 298
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 283 287
Chpe, 5.65%, 9/30/35, Acquisition Date: 8/22/25, Cost $200 (2)(8) 200 200
Enel Finance International, 5.125%, 6/26/29 (1) 660 676
FirstEnergy, 2.65%, 3/1/30  640 594
FirstEnergy, Series B, 2.25%, 9/1/30  116 104
FirstEnergy Transmission, 5.00%, 1/15/35  230 229
Kentucky Utilities, 5.85%, 8/15/55  70 69
Louisville Gas & Electric, 5.85%, 8/15/55  70 69
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 420 422
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 855 853
Pacific Gas & Electric, 3.50%, 8/1/50  250 163
Pacific Gas & Electric, 4.95%, 7/1/50  240 199
Pacific Gas & Electric, 5.90%, 10/1/54  157 146
PG&E, VR, 7.375%, 3/15/55 (9) 299 298
PSEG Power, 5.20%, 5/15/30 (1) 175 180
Public Service of Oklahoma, 5.45%, 1/15/36  815 824
Talen Energy Supply, 8.625%, 6/1/30 (1) 432 460
Vistra, VR, 8.00% (1)(9)(12) 514 524
Vistra, Series C, VR, 8.875% (1)(9)(12) 1,805 1,963
Vistra Operations, 5.70%, 12/30/34 (1) 19 20
Vistra Operations, 6.95%, 10/15/33 (1) 570 629
10,927

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Natural Gas  0.3%
APA Infrastructure, 5.125%, 9/16/34 (1) 175 175
APA Infrastructure, 5.75%, 9/16/44 (1) 350 341
Boston Gas, 6.119%, 7/20/53 (1) 365 362
Engie, 5.625%, 4/10/34 (1) 475 492
Southern California Gas, 5.45%, 6/15/35  310 318
1,688
Total Utility 12,615
Total Corporate Bonds
(Cost $118,339) 120,622
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Owned No Guarantee  0.4%
Petroleos Mexicanos, 8.75%, 6/2/29  1,145 1,216
Petroleos Mexicanos, 10.00%, 2/7/33 (10) 1,435 1,608
2,824
Sovereign  1.6%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 690 700
Government of Barbados, 8.00%, 6/26/35 (1) 200 201
Republic of Brazil, 5.50%, 11/6/30  1,640 1,674
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  840 994
Republic of Guatemala, 6.25%, 8/15/36 (1) 960 987
Republic of Guatemala, 6.875%, 8/15/55 (1) 230 232
Republic of Ivory Coast, 8.075%, 4/1/36 (1) 1,015 1,012
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,155 2,281
Republic of Romania, 5.75%, 9/16/30 (1) 1,160 1,172
Republic of Romania, 6.625%, 5/16/36 (1) 978 979
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (1) — —
10,232
Total Foreign Government Obligations & Municipalities
(Cost $12,629) 13,056
MUNICIPAL SECURITIES  0.5%
New York  0.0%
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  280 296
296
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 3,068 1,925
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 64

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 70
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 65
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 83
2,401
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 870
870
Total Municipal Securities
(Cost $3,415) 3,567
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.5%
Collateralized Mortgage Obligations  5.8%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM, 2.97%, 5/25/65 (1) 250 230
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM, 2.805%, 5/25/65 (1) 515 424
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,491 1,488
Angel Oak Mortgage Trust
Series 2025-3, Class A1, CMO, STEP, 5.42%, 3/25/70 (1) 158 159
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.073%, 9/25/29, Acquisition
Date: 8/29/24, Cost $306 (2)(3) 306 308
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.50%,
1/26/32 (1) 307 308
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 385 373
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 98 87
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 924 800
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 160 154

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 2,220 1,501
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM, 1.726%, 11/26/66 (1) 949 858
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP, 5.48%, 8/25/70 (1) 725 731
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.45%, 1/25/45 (1) 326 326
Connecticut Avenue Securities Trust
Series 2025-R02, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
5.35%, 2/25/45 (1) 829 830
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM, SOFR30A + 1.20%,
5.548%, 7/25/45 (1) 426 427
Cross Mortgage Trust
Series 2024-H2, Class A1, CMO, STEP, 6.093%, 4/25/69 (1) 75 76
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 890 889
Cross Mortgage Trust
Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1) 2,667 2,692
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 435 439
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,090 972
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 342 342
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 474 473
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 299 301
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 323 325
EFMT
Series 2025-NQM3, Class A1, CMO, STEP, 5.494%, 8/25/70 (1) 1,624 1,633
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.977%, 10/25/47 (1) 211 195
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 49 44
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.649%, 12/25/46 (1) 81 80
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 28 26
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 526 530

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.529%, 6/25/70 (1) 976 985
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,277 1,038
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 417 420
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,099 1,094
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 62 56
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 71 64
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 222 194
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,133 1,139
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 1,587 1,599
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 122 119
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 134 135
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 187 189
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 1,535 1,548
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 221 222
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 28 26
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 73 69
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 40 35
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 149 130
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 598 449
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.63%, 3/25/53 (1) 217 214
OBX Trust
Series 2025-NQM14, Class A1B, CMO, STEP, 5.162%, 7/25/65 (1) 1,018 1,015
OBX Trust
Series 2025-NQM8, Class A1, CMO, STEP, 5.472%, 3/25/65 (1) 1,117 1,127
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 683 689

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.435%, 4/25/43  169 164
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 40 37
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 15 14
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 4 4
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM, 2.878%, 2/25/50 (1) 600 535
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM, 2.175%, 5/25/65 (1) 2,000 1,791
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.849%, 5/25/48 (1) 2 2
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.042%, 7/25/65 (1) 140 144
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.55%, 10/25/64 (1) 1,495 1,486
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.76%, 6/25/65 (1) 639 644
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.76%, 6/25/65 (1) 317 318
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP, 4.474%, 4/25/67 (1) 379 377
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP, 5.85%, 12/25/67 (1) 703 702
Verus Securitization Trust
Series 2025-2, Class A1, CMO, STEP, 5.307%, 3/25/70 (1) 153 154
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, STEP, 5.953%, 2/25/70 (1) 712 718
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 330 335
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.784%, 1/20/46 (1) 418 400
38,402
Commercial Mortgage-Backed Securities  2.7%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.628%,
4/15/34 (1) 680 660
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 765
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.637%,
11/15/34 (1) 365 5

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BPR Trust
Series 2021-TY, Class C, ARM, 1M TSFR + 1.814%, 6.178%,
9/15/38 (1) 635 633
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 6.028%,
8/15/38 (1) 779 654
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 6.005%,
12/15/39 (1) 518 520
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.004%,
5/15/41 (1) 646 648
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.204%,
5/15/41 (1) 646 648
BX Trust
Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%, 8.407%,
6/15/36 (1) 1,195 1,168
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.763%,
6/15/35 (1) 225 225
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 505
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 755 765
Commercial Mortgage Trust
Series 2015-LC23, Class A4, 3.774%, 10/10/48  240 239
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  163 162
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.738%, 2/10/49  1,130 1,104
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.005%,
8/15/41 (1) 675 675
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  215 213
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 4.041%, 12/15/52  645 583
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,037 1,023
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 785
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.304%,
5/15/37 (1) 805 806

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.205%,
9/15/41 (1) 545 546
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 1,595 1,415
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 195 142
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 1,862 1,353
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A2, 4.40%, 1/12/60 (CAD) (1) 2,530 1,842
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 220
18,304
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $58,690) 56,706
PREFERRED STOCKS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (2)(3) 1 1,312
Total Preferred Stocks
(Cost $1,290) 1,312
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  17.9%
U.S. Government Agency Obligations  13.7%
Federal Home Loan Mortgage
2.50%, 5/1/30  58 56
3.00%, 4/1/47 - 1/1/48  106 94
3.50%, 8/1/42 - 3/1/46  2,918 2,744
4.00%, 8/1/40 - 1/1/46  228 222
4.50%, 6/1/39 - 5/1/42  104 104
5.00%, 7/1/33 - 8/1/40  35 36
5.50%, 10/1/38 - 1/1/40  25 26
6.00%, 10/1/32 - 8/1/38  9 9
6.50%, 9/1/34 - 4/1/37  46 48
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.551%, 1/1/36  1 1
1Y CMT + 2.25%, 6.77%, 10/1/36  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.849%, 6.882%, 3/1/36  1 1
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  — —
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  1 1
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  1,691 227
2.50%, 7/25/50 - 3/25/51  9,074 1,482
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  5,785 4,749
2.50%, 3/1/42 - 4/1/52  8,197 6,887
3.00%, 5/1/31 - 6/1/52  5,429 4,769
3.50%, 5/1/33 - 3/1/48  1,312 1,235
4.00%, 12/1/49 - 6/1/52  1,652 1,551
4.50%, 5/1/50  73 70
5.00%, 12/1/41 - 7/1/54  2,507 2,488
5.50%, 8/1/53 - 10/1/54  3,675 3,723
6.00%, 2/1/53 - 6/1/55  2,698 2,768
6.50%, 9/1/54 - 1/1/55  843 875
Federal National Mortgage Assn., 3.00%, 2/1/44  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  — —
RFUCCT1Y + 1.613%, 6.746%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.70%, 11/1/37  2 2
RFUCCT1Y + 1.722%, 6.748%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  — —
RFUCCT1Y + 1.876%, 6.501%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.892%, 12/1/35  — —
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO
2.00%, 11/25/50 - 5/25/51  9,902 1,336
2.50%, 12/25/50  7,782 1,245
6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  2,868 2,509
2.00%, 9/1/36 - 3/1/52  19,513 15,928
2.50%, 5/1/30 - 9/1/52  10,148 8,655
3.00%, 1/1/27 - 3/1/52  3,206 2,914
3.50%, 4/1/31 - 7/1/50  2,167 2,004

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 11/1/37 - 11/1/52  3,703 3,553
4.50%, 7/1/39 - 10/1/52  4,155 4,048
5.00%, 7/1/33 - 9/1/53  1,688 1,687
5.50%, 12/1/33 - 10/1/54  3,355 3,393
6.00%, 11/1/32 - 8/1/54  4,948 5,096
6.50%, 7/1/32 - 7/1/55  3,206 3,340
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (14)
5.00%, 9/1/55  1,160 1,144
7.00%, 9/1/55  190 200
91,233
U.S. Government Obligations  4.2%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  5,724 4,690
2.50%, 8/20/50 - 3/20/52  5,414 4,618
3.00%, 5/20/46 - 3/20/52  3,360 2,998
3.50%, 9/15/41 - 2/20/48  2,976 2,770
4.00%, 2/20/41 - 9/20/52  2,408 2,267
4.50%, 11/20/39 - 4/20/53  2,190 2,130
5.00%, 4/20/35 - 4/20/53  2,005 2,009
5.50%, 10/20/32 - 3/20/49  408 419
6.00%, 9/20/52 - 11/20/52  693 712
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  25 24
3.50%, 10/20/50  460 383
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,039 473
2.50%, 11/20/50 - 11/20/51  11,374 1,667
3.50%, 3/20/43 - 5/20/43  166 17
4.00%, 2/20/43  16 3
Government National Mortgage Assn., TBA (14)
5.50%, 9/20/55  2,165 2,181
6.00%, 9/20/55  450 459
27,820
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $123,264) 119,053
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  31.0%
U.S. Treasury Obligations  31.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,402
U.S. Treasury Bonds, 1.375%, 8/15/50 (15) 9,130 4,408

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,030
U.S. Treasury Bonds, 2.00%, 8/15/51  13,650 7,699
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,450
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,732
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,401
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,031
U.S. Treasury Bonds, 3.00%, 8/15/52  780 551
U.S. Treasury Bonds, 3.25%, 5/15/42  1,275 1,048
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,038
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,717
U.S. Treasury Bonds, 3.875%, 2/15/43  960 853
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,458
U.S. Treasury Bonds, 4.00%, 11/15/52  825 708
U.S. Treasury Bonds, 4.125%, 8/15/44  8,225 7,470
U.S. Treasury Bonds, 4.125%, 8/15/53  4,675 4,094
U.S. Treasury Bonds, 4.25%, 2/15/54  4,555 4,075
U.S. Treasury Bonds, 4.25%, 8/15/54  7,300 6,532
U.S. Treasury Bonds, 4.375%, 5/15/41  175 169
U.S. Treasury Bonds, 4.375%, 8/15/43  2,815 2,661
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,471
U.S. Treasury Bonds, 4.625%, 11/15/44  4,080 3,958
U.S. Treasury Bonds, 4.625%, 2/15/55  1,700 1,621
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,415
U.S. Treasury Bonds, 4.75%, 2/15/45  6,730 6,630
U.S. Treasury Bonds, 4.75%, 11/15/53 (15) 7,260 7,056
U.S. Treasury Bonds, 5.00%, 5/15/45  13,340 13,562
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,163
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,640
U.S. Treasury Notes, 1.875%, 2/15/32  580 514
U.S. Treasury Notes, 3.50%, 2/15/33  930 901
U.S. Treasury Notes, 3.75%, 8/31/31  3,535 3,522
U.S. Treasury Notes, 3.875%, 4/30/30 (15) 12,970 13,080
U.S. Treasury Notes, 3.875%, 8/15/34  9,925 9,730
U.S. Treasury Notes, 4.00%, 5/31/30  12,935 13,116
U.S. Treasury Notes, 4.00%, 7/31/30  5,495 5,567
U.S. Treasury Notes, 4.00%, 1/31/31  13,030 13,186
U.S. Treasury Notes, 4.00%, 2/15/34  555 552
U.S. Treasury Notes, 4.125%, 3/31/32  3,810 3,861
U.S. Treasury Notes, 4.25%, 2/28/31  4,070 4,168
U.S. Treasury Notes, 4.25%, 11/15/34  6,440 6,483
U.S. Treasury Notes, 4.375%, 11/30/28  9,010 9,221
U.S. Treasury Notes, 4.375%, 11/30/30  12,150 12,517
U.S. Treasury Notes, 4.50%, 11/15/33  2,560 2,640

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 2/15/35  1,980 2,048
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $219,653) 206,149
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 4.37% (16)(17) 10,273 10,273
Total Short-Term Investments
(Cost $10,273) 10,273
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.37% (16)(17) 7,570 7,570
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,570
Total Securities Lending Collateral
(Cost $7,570) 7,570
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes Futures, Put, 9/26/25 @
$112.00 (8) 161 18,113 68
U.S. Treasury Two Year Notes Futures, Put, 9/26/25 @
$103.75 (8) 473 98,639 22
Total Exchange-Traded Options Purchased (Cost $208) 90

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
a a a a
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.60%* (8) 1 162,488 102
Morgan Stanley
S&P 500 Index, Put, 9/19/25
@ $6,200.00 (8) 29 18,735 54
Total OTC Options Purchased (Cost $240) 156
Total Options Purchased (Cost $448) 246
Total Investments in Securities 102.1%
(Cost $694,823) $ 678,508
Other Assets Less Liabilities (2.1)% (14,080)
Net Assets 100.0% $ 664,428
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $206,417 and represents 31.1% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,798 and represents 0.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2025, was $115 and was valued at $115 (0.0% of net assets).
(6) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) All or a portion of this security is on loan at August 31, 2025.
(11) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(12) Perpetual security with no stated maturity date.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,984 and represents 0.6% of net assets.
(15) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
(17) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index

T. ROWE PRICE Total Return Fund

CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 9/1/54  1,010,000 (875)
(875)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 9/20/55  1,030,000 (878)
(878)
Total TBA Sales Commitments (Proceeds $(1,736)) (1,753)

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 162,488 (50)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
9/19/25 @ $80.00 408 3,299 (37)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/19/25 @ $80.00 408 3,299 (8)
Total Options Written (Premiums $(88)) $ (95)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 3,745 (476) (469) (7)
Total Bilateral Credit Default Swaps, Protection
Sold (469) (7)
Total Return Swaps (0.0)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable
4.359% (SOFR + 0.00%) Quarterly,
12/22/25 6,550 (301) — (301)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 4.359% (SOFR +
0.00%) Quarterly, 3/20/26 6,600 46 56 (10)
Total Bilateral Total Return Swaps 56 (311)
Total Bilateral Swaps (413) (318)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.3)%
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/29 1,427 (118) (107) (11)
Protection Bought (Relevant Credit:
Markit CDX.EMHY-S43, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 6/20/30 16,472 852 900 (48)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 31,850 (2,420) (1,293) (1,127)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S43, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/30 (EUR) 28,117 (55) (171) 116
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,070)
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit
CDX.EM-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 19,755 (340) (364) 24
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 19,480 1,601 1,025 576
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 46,257 1,093 895 198
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 (EUR) 42,386 1,013 1,118 (105)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/30 (EUR) * 1,700 (66) (145) 79
Total Centrally Cleared Credit Default Swaps,
Protection Sold 772
Interest Rate Swaps (0.2)%
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 30,313 (18) — (18)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 30,969 (22) — (22)
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.358% (SOFR) Annually, 4/30/35 19,470 (11) — (11)
10 Year Interest Rate Swap, Pay Fixed
3.705% Annually, Receive Variable
4.355% (SOFR) Annually, 7/2/35 19,567 (19) — (19)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.360% (SOFR) Annually, 4/24/35 19,333 (195) — (195)
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.354% (SOFR) Annually, 5/16/35 39,143 (1,021) — (1,021)
Total Centrally Cleared Interest Rate Swaps (1,286)
Zero-Coupon Inflation Swaps 0.1%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 3,604 26 — 26
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 3,605 24 — 24
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 8,568 55 — 55
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 6,787 42 — 42
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 9,032 54 — 54
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 3,604 21 — 21
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 1,193 15 — 15
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 1,944 24 — 24
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 3,882 45 — 45

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 415 5 — 5
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 2,716 30 — 30
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 6,650 35 — 35
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 5,985 7 — 7
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 5,715 4 — 4
Total Centrally Cleared Zero-Coupon Inflation
Swaps 387
Total Centrally Cleared Swaps (1,197)
Net payments (receipts) of variation margin to date 1,224
Variation margin receivable (payable) on centrally cleared swaps $ 27
* Credit ratings as of August 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $100.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 9,095 USD 6,629 $ 12
Barclays Bank 9/3/25 INR 66,228 USD 765 (14)
Barclays Bank 10/16/25 TRY 72,455 USD 1,658 31
Barclays Bank 10/24/25 CAD 175 USD 128 —
BNP Paribas 10/24/25 JPY 164,518 USD 1,120 7
BNY Mellon 10/24/25 USD 4,875 CAD 6,615 45
Citibank 9/2/25 EGP 9,685 USD 194 5
Citibank 9/2/25 USD 199 EGP 9,685 —
Citibank 10/24/25 CAD 947 USD 693 (1)
Citibank 11/21/25 USD 1,003 EUR 855 (3)
Deutsche Bank 9/3/25 BRL 16,200 USD 2,985 (1)
Deutsche Bank 9/3/25 CNH 14,549 USD 2,043 1
Deutsche Bank 9/3/25 THB 24,712 USD 762 1
Deutsche Bank 9/3/25 USD 2,960 BRL 16,200 (24)
Deutsche Bank 9/3/25 ZAR 3,827 USD 212 5
Deutsche Bank 9/11/25 EGP 83,670 USD 1,650 64
Deutsche Bank 9/11/25 USD 2,366 EGP 128,350 (263)
Deutsche Bank 10/2/25 USD 763 THB 24,712 (2)
Deutsche Bank 10/10/25 USD 2,048 CNH 14,549 (2)
Deutsche Bank 12/2/25 BRL 16,200 USD 2,896 24
Goldman Sachs 9/3/25 BRL 7,265 USD 1,290 49
Goldman Sachs 9/3/25 BRL 4,082 USD 752 —
Goldman Sachs 9/3/25 USD 2,092 BRL 11,347 2
Goldman Sachs 9/3/25 USD 826 KRW 1,137,360 8
Goldman Sachs 10/2/25 BRL 4,082 USD 748 (2)
Goldman Sachs 10/2/25 CLP 29,135 USD 30 —
Goldman Sachs 10/2/25 COP 226,584 USD 56 —
Goldman Sachs 10/2/25 PEN 388 USD 110 —
Goldman Sachs 10/24/25 JPY 489,840 USD 3,345 9
HSBC Bank 9/3/25 COP 1,750,639 USD 419 16
HSBC Bank 9/3/25 USD 436 COP 1,750,638 —
HSBC Bank 11/7/25 CLP 933,715 USD 955 10
JPMorgan Chase 9/2/25 CAD 82 USD 59 —
JPMorgan Chase 9/2/25 EGP 88 USD 2 —
JPMorgan Chase 9/2/25 EUR 2 USD 2 —
JPMorgan Chase 9/2/25 USD 59 CAD 81 —
JPMorgan Chase 9/2/25 USD 2 EGP 88 —
JPMorgan Chase 9/2/25 USD 2 EUR 2 —
JPMorgan Chase 9/3/25 AUD 30 USD 19 —
JPMorgan Chase 9/3/25 BRL 8,952 USD 1,617 32

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 9/3/25 BRL 139 USD 26 $ —
JPMorgan Chase 9/3/25 CHF 416 USD 519 1
JPMorgan Chase 9/3/25 CLP 53,974 USD 56 —
JPMorgan Chase 9/3/25 CNH 23 USD 3 —
JPMorgan Chase 9/3/25 COP 126,045 USD 31 —
JPMorgan Chase 9/3/25 COP 733,218 USD 182 —
JPMorgan Chase 9/3/25 CZK 5,243 USD 249 2
JPMorgan Chase 9/3/25 GBP 355 USD 470 10
JPMorgan Chase 9/3/25 HUF 151,036 USD 431 14
JPMorgan Chase 9/3/25 IDR 5,051,974 USD 309 (2)
JPMorgan Chase 9/3/25 ILS 8 USD 2 —
JPMorgan Chase 9/3/25 ILS 652 USD 196 —
JPMorgan Chase 9/3/25 INR 1,368 USD 16 —
JPMorgan Chase 9/3/25 JPY 34,944 USD 238 —
JPMorgan Chase 9/3/25 KRW 4,024 USD 3 —
JPMorgan Chase 9/3/25 MXN 1,485 USD 79 —
JPMorgan Chase 9/3/25 MYR 11 USD 3 —
JPMorgan Chase 9/3/25 NOK 100 USD 10 —
JPMorgan Chase 9/3/25 NZD 467 USD 277 (1)
JPMorgan Chase 9/3/25 PEN 576 USD 162 1
JPMorgan Chase 9/3/25 PHP 87 USD 2 —
JPMorgan Chase 9/3/25 PLN 799 USD 215 4
JPMorgan Chase 9/3/25 PLN 4 USD 1 —
JPMorgan Chase 9/3/25 SEK 36 USD 4 —
JPMorgan Chase 9/3/25 SGD 2 USD 1 —
JPMorgan Chase 9/3/25 SGD 5 USD 4 —
JPMorgan Chase 9/3/25 THB 179 USD 6 —
JPMorgan Chase 9/3/25 TRY 16,480 USD 395 4
JPMorgan Chase 9/3/25 TWD 4,736 USD 155 —
JPMorgan Chase 9/3/25 TWD 9,642 USD 328 (13)
JPMorgan Chase 9/3/25 USD 20 AUD 30 —
JPMorgan Chase 9/3/25 USD 1,650 BRL 8,952 1
JPMorgan Chase 9/3/25 USD 25 BRL 139 —
JPMorgan Chase 9/3/25 USD 7 CHF 6 —
JPMorgan Chase 9/3/25 USD 50 CLP 48,617 —
JPMorgan Chase 9/3/25 USD 6 CLP 5,357 —
JPMorgan Chase 9/3/25 USD 7 CNH 51 —
JPMorgan Chase 9/3/25 USD 83 COP 334,638 —
JPMorgan Chase 9/3/25 USD 127 COP 524,625 (3)
JPMorgan Chase 9/3/25 USD 244 CZK 5,243 (7)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 9/3/25 USD 479 GBP 355 $ —
JPMorgan Chase 9/3/25 USD 4 HUF 1,323 —
JPMorgan Chase 9/3/25 USD 439 HUF 149,713 (3)
JPMorgan Chase 9/3/25 USD 3 IDR 46,014 —
JPMorgan Chase 9/3/25 USD 195 ILS 660 (3)
JPMorgan Chase 9/3/25 USD 276 INR 24,205 2
JPMorgan Chase 9/3/25 USD 236 JPY 34,944 (2)
JPMorgan Chase 9/3/25 USD 134 KRW 185,642 —
JPMorgan Chase 9/3/25 USD 4 MXN 84 —
JPMorgan Chase 9/3/25 USD 452 MYR 1,906 —
JPMorgan Chase 9/3/25 USD 72 MYR 303 —
JPMorgan Chase 9/3/25 USD 10 NOK 100 —
JPMorgan Chase 9/3/25 USD 1 NZD 2 —
JPMorgan Chase 9/3/25 USD 274 NZD 465 —
JPMorgan Chase 9/3/25 USD 163 PEN 576 —
JPMorgan Chase 9/3/25 USD 97 PHP 5,618 (1)
JPMorgan Chase 9/3/25 USD 217 PLN 802 (4)
JPMorgan Chase 9/3/25 USD 4 SEK 36 —
JPMorgan Chase 9/3/25 USD 1,310 SGD 1,692 (9)
JPMorgan Chase 9/3/25 USD 6 THB 178 —
JPMorgan Chase 9/3/25 USD 3 THB 82 —
JPMorgan Chase 9/3/25 USD 396 TRY 16,326 1
JPMorgan Chase 9/3/25 USD 4 TRY 154 —
JPMorgan Chase 9/3/25 USD 480 TWD 14,378 10
JPMorgan Chase 9/3/25 USD 218 ZAR 3,873 (1)
JPMorgan Chase 9/3/25 ZAR 46 USD 3 —
JPMorgan Chase 10/1/25 USD 59 CAD 81 —
JPMorgan Chase 10/2/25 AUD 40 USD 26 —
JPMorgan Chase 10/2/25 BRL 138 USD 25 —
JPMorgan Chase 10/2/25 CHF 1 USD 1 —
JPMorgan Chase 10/2/25 CLP 31,717 USD 33 —
JPMorgan Chase 10/2/25 COP 142,632 USD 35 —
JPMorgan Chase 10/2/25 EGP 193 USD 4 —
JPMorgan Chase 10/2/25 GBP 351 USD 474 —
JPMorgan Chase 10/2/25 HUF 149,036 USD 437 2
JPMorgan Chase 10/2/25 MXN 274 USD 15 —
JPMorgan Chase 10/2/25 NOK 981 USD 98 —
JPMorgan Chase 10/2/25 NZD 472 USD 278 —
JPMorgan Chase 10/2/25 PHP 926 USD 16 —
JPMorgan Chase 10/2/25 TRY 16,851 USD 399 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/2/25 USD 519 CHF 414 $ —
JPMorgan Chase 10/2/25 USD 247 CZK 5,204 (2)
JPMorgan Chase 10/2/25 USD 2 EUR 2 —
JPMorgan Chase 10/2/25 USD 307 IDR 5,030,312 1
JPMorgan Chase 10/2/25 USD 2 IDR 40,737 —
JPMorgan Chase 10/2/25 USD 239 JPY 34,944 —
JPMorgan Chase 10/2/25 USD 2 KRW 3,312 —
JPMorgan Chase 10/2/25 USD 7 KRW 9,707 —
JPMorgan Chase 10/2/25 USD 6 MYR 26 —
JPMorgan Chase 10/2/25 USD 10 NOK 100 —
JPMorgan Chase 10/2/25 USD 1 PHP 64 —
JPMorgan Chase 10/2/25 USD 65 PLN 237 —
JPMorgan Chase 10/2/25 USD 4 SEK 36 —
JPMorgan Chase 10/2/25 USD 3 SGD 4 —
JPMorgan Chase 10/2/25 USD 9 SGD 11 —
JPMorgan Chase 10/2/25 USD 3 THB 113 —
JPMorgan Chase 10/2/25 USD 25 TWD 763 —
JPMorgan Chase 10/2/25 USD 221 TWD 6,757 —
JPMorgan Chase 10/2/25 ZAR 4,290 USD 241 2
JPMorgan Chase 10/3/25 ILS 7 USD 2 —
JPMorgan Chase 10/3/25 INR 575 USD 7 —
JPMorgan Chase 10/3/25 USD 196 ILS 652 —
JPMorgan Chase 10/10/25 CNH 19 USD 3 —
JPMorgan Chase 10/10/25 USD 5 CNH 37 —
JPMorgan Chase 10/16/25 USD 10 ILS 35 —
JPMorgan Chase 10/24/25 USD 239 CAD 327 —
JPMorgan Chase 11/21/25 EUR 139 USD 163 —
JPMorgan Chase 11/21/25 EUR 172 USD 202 —
Morgan Stanley 9/3/25 SGD 1,685 USD 1,314 —
Morgan Stanley 10/2/25 USD 1,317 SGD 1,685 —
Nomura Securities
International 10/24/25 USD 6,690 JPY 979,680 (18)
RBC Dominion
Securities 9/3/25 KRW 1,318,978 USD 946 3
RBC Dominion
Securities 9/3/25 USD 306 IDR 5,005,960 2
RBC Dominion
Securities 10/2/25 USD 947 KRW 1,318,978 (4)
RBC Dominion
Securities 10/24/25 JPY 489,840 USD 3,356 (2)
Societe Generale 9/3/25 CLP 408,867 USD 424 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Societe Generale 9/3/25 USD 511 CHF 409 $ (1)
Societe Generale 9/3/25 USD 423 CLP 408,867 —
Standard Chartered 9/3/25 MYR 6,386 USD 1,514 (3)
Standard Chartered 9/3/25 PHP 16,213 USD 284 (1)
Standard Chartered 9/3/25 USD 494 INR 43,391 3
Standard Chartered 9/3/25 USD 994 MYR 4,188 2
Standard Chartered 9/3/25 USD 186 PHP 10,682 —
Standard Chartered 9/11/25 EGP 128,350 USD 2,352 276
Standard Chartered 10/2/25 USD 795 MYR 3,342 3
Standard Chartered 10/2/25 USD 284 PHP 16,213 1
Standard Chartered 10/3/25 INR 43,391 USD 494 (3)
Standard Chartered 11/21/25 USD 7,538 EUR 6,421 (13)
State Street 9/3/25 CLP 458,675 USD 477 (2)
State Street 9/3/25 COP 1,560,652 USD 388 —
State Street 9/3/25 MXN 10,108 USD 536 6
State Street 9/3/25 PEN 352 USD 100 —
State Street 9/3/25 USD 475 CLP 458,675 1
State Street 9/3/25 USD 388 COP 1,560,651 —
State Street 9/3/25 USD 618 MXN 11,509 2
State Street 9/3/25 USD 100 PEN 352 —
State Street 10/2/25 COP 1,560,652 USD 387 —
State Street 10/2/25 MXN 11,509 USD 616 (2)
State Street 10/2/25 PEN 352 USD 99 —
State Street 10/2/25 USD 477 CLP 458,675 2
State Street 10/24/25 USD 1,119 JPY 164,518 (7)
Toronto-Dominion Bank 9/5/25 COP 4,008,410 USD 992 5
Toronto-Dominion Bank 10/24/25 USD 6,560 CAD 9,050 (47)
UBS Investment Bank 9/2/25 EGP 9,597 USD 198 —
UBS Investment Bank 9/2/25 USD 197 EGP 9,597 —
UBS Investment Bank 9/5/25 USD 112 COP 450,946 —
UBS Investment Bank 9/5/25 USD 881 COP 3,557,464 (4)
UBS Investment Bank 10/2/25 EGP 9,597 USD 195 —
UBS Investment Bank 10/17/25 MXN 18,375 USD 968 11
UBS Investment Bank 10/24/25 NZD 37 USD 22 —
UBS Investment Bank 10/24/25 USD 22 NZD 37 —
UBS Investment Bank 12/5/25 COP 3,557,464 USD 871 4
UBS Investment Bank 12/5/25 COP 450,946 USD 111 —
Wells Fargo 9/3/25 BRL 4,204 USD 752 22
Wells Fargo 9/3/25 USD 775 BRL 4,204 —
Wells Fargo 9/3/25 USD 2,022 CNH 14,521 (18)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 9/3/25 USD 764 THB 24,631 $ 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 233

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 21 Euro BOBL contracts 9/25 (2,886) $ 17
Short, 59 Euro BTP contracts 9/25 (8,300) 1
Long, 2 Euro BUND contracts 9/25 303 —
Long, 2 Euro BUXL thirty year bond contracts 9/25 267 (1)
Long, 3 Euro OAT contracts 9/25 428 (1)
Short, 34 Euro SCHATZ contracts 9/25 (4,258) 14
Long, 14 Mini ten year JGB contracts 9/25 1,311 (7)
Long, 13 S&P 500 Micro E-Mini Index contracts 9/25 421 (1)
Short, 32 Government of Canada five year bond
contracts 12/25 (2,663) (8)
Long, 14 Government of Canada ten year bond
contracts 12/25 1,228 5
Long, 79 U.K. Gilt ten year contracts 12/25 9,665 (25)
Long, 194 U.S. Treasury Notes five year contracts 12/25 21,237 40
Short, 32 U.S. Treasury Notes ten year contracts 12/25 (3,600) (16)
Long, 491 U.S. Treasury Notes two year contracts 12/25 102,393 126
Short, 177 Ultra U.S. Treasury Bonds contracts 12/25 (20,632) 94
Long, 1,081 Ultra U.S. Treasury Notes ten year
contracts 12/25 123,673 471
Net payments (receipts) of variation margin to date (750)
Variation margin receivable (payable) on open futures contracts $ (41)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 103++
Totals $ —# $ — $ 103+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 20,434  ¤  ¤ $ 17,843
Total $ 17,843^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $103 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,843.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Total Return Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 342,109 $ — $ 342,109
Asset-Backed Securities — 89,712 1,390 91,102
Bank Loans — 46,731 1,124 47,855
Common Stocks 1 — — 1
Convertible Preferred Stocks 212 — 500 712
Corporate Bonds — 119,534 1,088 120,622
Non-U.S. Government
Mortgage-Backed Securities — 56,398 308 56,706
Preferred Stocks — — 1,312 1,312
Short-Term Investments 10,273 — — 10,273
Securities Lending Collateral 7,570 — — 7,570
Options Purchased 90 156 — 246
Total Securities 18,146 654,640 5,722 678,508
Swaps* — 1,426 — 1,426
Forward Currency Exchange
Contracts — 723 — 723
Futures Contracts* 768 — — 768
Total $ 18,914 $ 656,789 $ 5,722 $ 681,425
Liabilities
TBA Sales Commitments $ — $ 1,753 $ — $ 1,753
Options Written — 95 — 95
Swaps* — 3,354 — 3,354
Forward Currency Exchange
Contracts — 490 — 490
Futures Contracts* 59 — — 59
Total $ 59 $ 5,692 $ — $ 5,751
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F228-054Q1 08/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.